DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Initial Public Offering Ipo Costs
SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS

Deferred initial public offering (“IPO”) costs consist of the following:

	September 30, 2024	September 30, 2023
Underwriting fee	$-	$80,000
Nasdaq filing fee	-	5,000
FINRA filing fee	-	2,750
Total	$-	$87,750